Financial Income (Expenses) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Exchange differences on translating foreign short-term investments (trading)			R$ (135,226)	R$ 3,349,783
Interest on other assets		R$ 1,049,923	615,085	740,417
Income from short-term investments			112,394	235,042
Interest on related parties loans				29,057
Other income	[1]	500,260	578,452	1,010,235
Total		1,550,183	1,170,705	5,364,534
Financial expenses and other charges
Inflation and exchange losses on third-party borrowings	[2]		4,580,177	(10,908,438)
Interest on borrowings payable to third parties	[2]		(2,177,976)	(4,050,438)
Derivatives	[2]		(5,147,958)	5,797,102
Subtotal:	[2]		(2,745,757)	(9,161,774)
Loss on available for sale financial assets	[1]	(267,008)	(1,090,295)	(447,737)
Interest on other liabilities		(1,641,278)	(598,301)	(833,276)
Tax on transactions and bank fees		(512,003)	(679,294)	(712,799)
Inflation adjustment to provisions for contingencies		(264,511)	(238,428)	(362,778)
Interest on taxes in installments - tax financing program		(27,294)	(19,869)	(93,784)
Other expenses	[3]	(450,147)	(174,070)	(476,875)
Subtotal:		(3,162,241)	(2,800,257)	(2,927,249)
Total		(3,162,241)	(5,546,014)	(12,089,023)
Financial expenses, net		R$ (1,612,058)	R$ (4,375,309)	R$ (6,724,489)

[1]	In 2017, refers to the loss of R$129 million / US$39 million (R$789 million / US$242 million in 2016 and R$732 million / US$ 188 million in 2015) resulting from the revision of the recoverable amount of dividends receivable from Unitel and the fair value of the cash investment in Unitel and exchange losses related to the depreciation of the Kwanza against the US dollar and the Brazilian real.
[2]	Contractual interest and foreign currency fluctuation that would have accrued absent the judicial reorganization R$3,340 million in 2017 and R$1,682 million in 2016 and R$2,593 million in 2017 and R$2,920 million in 2016, respectively.
[3]	Represented mainly by financial fees and commissions.